SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2023
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.)

March 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$1,380,816	$-	$-	$1,380,816
Provision of services	220,670	-	-	220,670
Total revenue	1,601,486	-	-	1,601,486
Segment loss	4,545,828	73,817	2,397,614	7,017,259
Finance and other costs	(34,304)	-	(1,557)	(35,861)
Depreciation	55,113	-	2,393	57,506
Amortization	8,989	-	-	8,989
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write down of inventory	77,047	-	-	77,047
Net loss for the year	$4,652,673	$73,817	$2,341,136	$7,067,626

March 31, 2022	Drones	Vital	Corporate	Total
Sales of goods	$1,518,019	$119,697	$-	$1,637,716
Provision of services	406,846	-	-	406,846
Total revenue	2,044,562	119,697	-	2,044,562
Segment loss	1,261,521	102,661	4,303,014	5,667,196
Finance and other costs	(14,148)	-	-	(14,148)
Depreciation	47,147	-	-	47,147
Amortization	10,955	33,585	-	44,540
Change in fair value of derivative liability	-	-	1,230,860	1,230,860
Loss on write-off of notes receivable	-	-	(771,260)	(771,260)
Net loss for the year	$1,305,475	$136,246	$4,762,614	$6,204,335

Geographic revenue segmentation is as follows:	For the three months ended March 31,
	2023	2022
Canada	$1,592,094	$1,467,830
United States	9,392	576,732
	$1,601,486	$2,044,562

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.